Consolidated Statements of Shareholders' Equity - USD ($) shares in Millions, $ in Millions		Total	Common Shares	Treasury Shares		Common Stock and Capital Surplus [2]	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	CVS Health Shareholders' Equity	Noncontrolling Interest
Balance at beginning of period (in shares) at Dec. 31, 2015			1,699	(598)	[1]
Balance at beginning of period at Dec. 31, 2015		$ 37,203		$ (28,917)	[1]	$ 30,965	$ 35,506	$ (358)	$ 37,196	$ 7
Stockholders' Equity [Roll Forward]
Net income	[3]	5,318					5,317		5,317	1
Net income (loss)		5,319
Other comprehensive income (loss)		53						53	53
Stock option activity, stock awards, related tax benefits and other (in shares)			6
Stock option activity, stock awards, related tax benefits and other		525				525			525
Purchase of treasury shares, net of ESPP issuances (in shares)	[1]			(46)
Purchase of treasury shares, net of ESPP issuances		(4,421)		$ (4,566)	[1]	145			(4,421)
Common stock dividends		(1,840)					(1,840)		(1,840)
Other decreases in noncontrolling interests		(4)								(4)
Balance at end of period (in shares) at Dec. 31, 2016			1,705	(644)	[1]
Balance at end of period at Dec. 31, 2016		36,834		$ (33,483)	[1]	31,635	38,983	(305)	36,830	4
Stockholders' Equity [Roll Forward]
Net income (loss)		6,623					6,622		6,622	1
Other comprehensive income (loss)		140						140	140
Stock option activity, stock awards, related tax benefits and other (in shares)			7
Stock option activity, stock awards, related tax benefits and other		461				461			461
Purchase of treasury shares, net of ESPP issuances (in shares)	[1]			(54)
Purchase of treasury shares, net of ESPP issuances		(4,313)		$ (4,313)	[1]				(4,313)
Common stock dividends		(2,049)					(2,049)		(2,049)
Other decreases in noncontrolling interests		(1)								(1)
Balance at end of period (in shares) at Dec. 31, 2017			1,712	(698)	[1]
Balance at end of period at Dec. 31, 2017		37,695		$ (37,796)	[1]	32,096	43,556	(165)	37,691	4
Stockholders' Equity [Roll Forward]
Net income (loss)		(596)					(594)		(594)	(2)
Other comprehensive income (loss)		274						274	274
Common shares issued to acquire Aetna (in shares)	[1]			274
Common shares issued to acquire Aetna		22,484		$ 9,561	[1]	12,923			22,484
Stock option activity, stock awards, related tax benefits and other (in shares)			8
Stock option activity, stock awards, related tax benefits and other		421				421			421
Purchase of treasury shares, net of ESPP issuances (in shares)	[1]			(1)
Purchase of treasury shares, net of ESPP issuances		7		$ 7	[1]				7
Common stock dividends		(2,045)					(2,045)		(2,045)
Other decreases in noncontrolling interests		(13)								(13)
Acquisition of noncontrolling interests		329								329
Balance at end of period (in shares) at Dec. 31, 2018			1,720	(425)	[1]
Balance at end of period at Dec. 31, 2018		58,543		$ (28,228)	[1]	$ 45,440	40,911	102	58,225	$ 318
Stockholders' Equity [Roll Forward]
Adoption of new accounting standards (Note 1)		$ (13)					$ (6)	$ (7)	$ (13)

[1]	Treasury shares include 1 million shares held in trust for each of the years ended December 31, 2018, 2017 and 2016. Treasury stock includes $29 million related to shares held in trust for the year ended December 31, 2018 and $31 million related to shares held in trust for each of the years ended December 31, 2017 and 2016. See Note 1 ‘‘Significant Accounting Policies’’ for additional information.
[2]	Common stock and capital surplus includes the par value of common stock of $17 million as of December 31, 2018, 2017 and 2016.
[3]	Net income attributable to noncontrolling interests for the year ended December 31, 2016 excludes $1 million attributable to a redeemable noncontrolling interest. See Note 1 ‘‘Significant Accounting Policies’’ for additional information.